EMPLOYEE BENEFIT PLANS - Expected Benefit Payments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
2025	$ 0
2026	0
2027	0
2028	0
2029	0
2030-2034	0
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
2025	57
2026	62
2027	67
2028	71
2029	76
2030-2034	$ 440